Share-Based Payment - Schedule of Assumptions Used to Value the Company's Stock Options Grants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Assumptions Used to Value the Company
Expected volatility	41.00%	42.00%	43.00%
Risk-free interest rate	4.13%	4.42%	4.00%
Expected dividend yield	9.00%
Fair market value per common share (in Dollars per share)	$ 0.81	$ 0.98	$ 1.135
Minimum [Member]
Schedule of Assumptions Used to Value the Company
Exercise multiples (in Dollars per share)	$ 2.2	$ 2.2	$ 2.2
Forfeited rates	15.00%	12.00%	16.00%
Maximum [Member]
Schedule of Assumptions Used to Value the Company
Exercise multiples (in Dollars per share)	$ 2.8	$ 2.8	$ 2.8
Forfeited rates	19.00%	30.00%	23.00%